S-K 1604, De-SPAC Transaction	Feb. 12, 2026
De-SPAC Transactions, Forepart [Line Items]
De-SPAC Forepart, Board Determination [Text Block]	The A Paradise Board has unanimously approved the Business Combination Agreement and the transactions comprising the Business Combination and determined that each of the proposals to be presented at the extraordinary general meeting is in the best interests of A Paradise and its shareholders and recommends that A Paradise shareholders vote “FOR” approval of each of the Proposals.
De-SPAC Forepart, Report Concerning Approval of Transaction Received [Text Block]	In reaching its determination, the A Paradise Board received and considered the written fairness opinion of Roma, dated November 20, 2025 and the third party valuation report by Migo, dated November 20, 2025, to the effect that, as of such date and based upon and subject to the assumptions, limitations and qualifications described in the opinion and report, the consideration to be paid by A Paradise pursuant to the Business Combination is fair, from a financial point of view, to A Paradise and its shareholders. The directors of A Paradise did not retain an unaffiliated representative to act solely on behalf of unaffiliated security holders for purposes of negotiating the terms of the Business Combination Agreement and/or preparing a report concerning the approval of the Business Combination.
De-SPAC Forepart, Material Financing Transactions Will Occur, Description [Text Block]
As a result of and upon the effective time of the Domestication, among other things, (A) immediately before the effective time of the Domestication, each then-issued and outstanding A Paradise Class B ordinary share shall convert, on a one-for-one basis, into one A Paradise Class A ordinary share, and (B) at the effective time of the Domestication, by virtue of the Domestication, and without any action on the part of any A Paradise shareholder as of and immediately prior to the time at which the Second Merger becomes effective, (1) each then-issued and outstanding A Paradise Class A ordinary share shall convert automatically, on a one-for-one basis, into a share of Enhanced Group Class A common stock, (2) A Paradise shall authorize Enhanced Group Class B common stock, the terms of which shall, among other things, provide that each share of Enhanced Group Class B common stock shall carry ten votes, (3) each then-issued and outstanding A Paradise Unit shall convert automatically into one Enhanced Group Unit representing one share of Enhanced Group Class A common stock and an Enhanced Group Right (representing a right to receive one-eighth of one share of Enhanced Group Class A common stock), and (C) at the First Effective Time, each then-issued and outstanding Enhanced Group Unit shall be separated into one share of Enhanced Group Class A common stock and one Enhanced Group Right, which shall convert into one-eighth of one share of Enhanced Group Class A common stock. Accordingly, this proxy statement/prospectus covers (1) Enhanced Group Class A common stock to be issued to the shareholders of A Paradise in the Mergers and (2) Enhanced Group Class A common stock to be issued to the holders of A Paradise Units and A Paradise Rights in the Mergers.
The stock consideration to be issued to holders of Enhanced common shares in the Mergers will consist of an aggregate number of shares of Enhanced Group Class A common stock equal to the quotient obtained by dividing (a) the sum of (i) $1,200,000,000 plus (ii) the aggregate proceeds received at or prior to the Closing from the consummation of the Private Placement Investment, by (b) $10.00. As a result of and upon the Closing, among other things and as described further below, all outstanding Enhanced common shares as of immediately prior to the First Effective Time (other than treasury shares and dissenting shares but including Enhanced common shares issuable in respect of the Private Placement Investment) will be cancelled in exchange for the right to receive shares of Enhanced Group Class A common stock based on the Exchange Ratio. In addition, at the First Effective Time, (i) each Enhanced Option outstanding as of immediately prior to the First Effective Time will be converted into an option to acquire shares of Enhanced Group Class A common stock on substantially the same terms, including with respect to vesting, exercisability and termination-related provisions, except that the number of shares of Enhanced Group Class A common stock will equal the number of Enhanced common shares subject to such option multiplied by the Exchange Ratio, rounded down to the nearest whole share, and the per-share exercise price will equal the prior exercise price divided by the Exchange Ratio, rounded up to the nearest full cent; (ii) each Enhanced Top-Up Award outstanding as of immediately prior to the First Effective Time will be converted into the right to receive shares of Enhanced Group Class A common stock subject to substantially the same terms and conditions as were applicable to such award immediately prior to the First Effective Time; (iii) each Enhanced Consultant Warrant outstanding as of immediately prior to the First Effective Time will be converted into a warrant to acquire shares of Enhanced Group Class A common stock upon substantially the same terms and conditions as are in effect with respect to such warrant immediately prior to the First Effective Time, including with respect to vesting, exercisability and termination-related provisions, except that the number of shares will equal the number of Enhanced common shares subject to such warrant multiplied by the Exchange Ratio, rounded down to the nearest whole share, and the per-share exercise price will equal the prior exercise price divided by the Exchange Ratio, rounded up to the nearest full cent; and (iv) investors in the Private Placement Investment will be issued Enhanced Group SAFE Warrants to purchase additional shares of Enhanced Group Class A common stock equal to 50% of the number of shares of Enhanced Group Class A common stock issued upon conversion of the SAFEs (as defined herein), at the same conversion price.
On November 26, 2025, Enhanced entered into the Private Placement Investment, pursuant to which it issued SAFEs to certain investors in an aggregate amount of approximately $40,000,000. Upon consummation of the Business Combination, all outstanding SAFEs will automatically convert, immediately prior to Closing, into Enhanced common shares based on a $1,200,000,000 post-money valuation cap and Enhanced’s fully diluted capitalization, which shares will be exchanged for shares of Enhanced Group Class A common stock. In addition, upon such conversion, the SAFE investors will receive warrants equal to 50% of the number of shares of Enhanced Group Class A common stock issued to them, exercisable at the applicable SAFE conversion price. These conversions and warrant issuances will increase the number of outstanding shares of Enhanced Group Class A common stock and will result in dilution to the ownership interests of A Paradise’s public shareholders.
Accordingly, this proxy statement/prospectus relates to the issuance by Enhanced Group of 153,841,872 shares of Enhanced Group Class A common stock to be issued, comprising the sum of (a) 29,841,667 shares of Enhanced Group Class A common stock to be issued to holders of A Paradise Class A ordinary shares, A Paradise Units and A Paradise Rights in connection with the Domestication and the Mergers; (b) up to 111,426,045 shares of Enhanced Group Class A common stock issuable to holders of Enhanced common shares as stock consideration in the Mergers (including shares issuable in respect of the Private Placement Investment); (c) up to 10,605,864 shares of Enhanced Group Class A common stock issuable upon the exercise following the Mergers of Enhanced Group Options; and (d) up to 1,968,297 shares of Enhanced Group Class A common stock issuable in respect of Enhanced Group SAFE Warrants to be issued to investors in connection with the Private Placement Investment (as more fully described in “BCA Proposal—Related Agreements—Private Placement Investment SAFE Agreements” all of which assumes the pro forma ownership assumptions and also assumes, for illustrative purposes only, that the Closing had been consummated as of January 31, 2026). In addition, the Co-Founder Holders will receive Enhanced Group Class B common stock as specified in the Allocation Statement. For more information, see sections entitled “The BCA Proposal—General Description of the Business Combination—Business Combination Consideration—Stock Consideration” and “Description of Enhanced Group’s Securities—Authorized Capitalization.”

De-SPAC Forepart, Sponsor Compensation [Table Text Block]
The following is a summary of the material equity interests, compensation arrangements and other financial benefits received or to be received by the Sponsor and its affiliates in connection with the Business Combination and related financing transactions.

	Interest in Securities	Other Compensation
Sponsor
The Sponsor paid $25,000, or approximately $0.004 per share for its A Paradise Class B ordinary shares purchased in connection with A Paradise’s formation. The Sponsor also paid $4,000,000, or approximately $10.00 per unit for its Private Placement Units purchased in connection with the IPO. The Sponsor currently holds 400,000 Private Placement Units and 6,666,667 A Paradise Class B ordinary shares. At Closing, the Sponsor will hold a total of 7,116,667 shares of Enhanced Group Class A common stock, consisting of such converted from (i) 6,666,667 A Paradise Class A ordinary shares from the A Paradise Class B ordinary shares on a one-to-one basis, (ii) 400,000 A Paradise Class A ordinary shares underlying the Private Placement Units, and (iii) 50,000 A Paradise Class A ordinary shares issuable upon conversion of the private placement rights underlying the Private Placement Units.

At Closing, pursuant to the Business Combination Agreement, Enhanced Group will use cash from the Trust Account to pay A Paradise transaction expenses and to reimburse or pay the Sponsor or its affiliates for any outstanding loans or other obligations of A Paradise to the Sponsor or its affiliates. A Paradise currently estimates that the total amount payable for A Paradise transaction expenses and any outstanding loans or other obligations of A Paradise to the Sponsor is approximately $3,000,000.

The Sponsor intends to transfer an aggregate of 60,000 of its founder shares, or 20,000 each, to A Paradise’s three independent directors, and an aggregate of 25,000 founder shares to A Paradise’s advisor, at the consummation of an initial business combination.

Any finance transaction costs in connection with an intended initial business combination would either be repaid upon consummation of a business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such working capital loans may be convertible into units, at a price of $10.00 per unit, upon consummation of an initial business combination. The units would be identical to the Private Placement Units that the Sponsor purchased in connection with the IPO. As of December 31, 2025, no such Working Capital Loans were outstanding.

The non-voting Sponsor investors had purchased, indirectly, through the purchase of non-voting interests in the Sponsor, the Non-Voting Private Placement Units at a price of $10.00 per unit ($1,300,000 in the aggregate). In connection with the non-voting Sponsor investors indirectly purchasing, through the Sponsor, the Non-Voting Private Placement Units allocated to the non-voting sponsor investors in connection with the closing of the IPO, the Sponsor issued the Non-Voting Sponsor Shares at a nominal purchaser price to the non-voting Sponsor investors at the closing of the IPO, reflecting interests in an aggregate of 1,368,421 Founder Shares held by the Sponsor. On December 19, 2025, an affiliate of the Sponsor purchased all of the issued and outstanding Non-Voting Sponsor Shares from the non-voting Sponsor investors.

A Paradise has agreed to reimburse the Sponsor and its affiliates for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination. As of December 31, 2026, A Paradise has not incurred any out-of-pocket expenses and has not reimbursed the Sponsor for any out-of-pocket expenses related to identifying, investigating and completing the Business Combination.

A Paradise is not prohibited from paying any fees (including advisory, consulting, success or finder fees), reimbursements or cash payments to the Sponsor, its officers or directors, or its or their affiliates, for services rendered to A Paradise prior to or in connection with the consummation of A Paradise’s initial business combination.

	Interest in Securities	Other Compensation

In the case that additional A Paradise Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the IPO and related to the Closing, the ratio at which the A Paradise Class B ordinary shares convert into A Paradise Class A ordinary shares may be adjusted (unless the holders of a majority of the outstanding A Paradise Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of A Paradise Class A ordinary shares issuable upon conversion of all A Paradise Class B ordinary shares will equal, in the aggregate, 25% of the sum of all ordinary shares issued and outstanding upon completion of the IPO, including pursuant to the over-allotment option, plus all A Paradise Class A ordinary shares issued or deemed issued, or issuable upon the conversion or exercise of any equity-linked securities issued or deemed issued in connection with or in relation to the Business Combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination or any private placement-equivalent securities issued to the Sponsor or its affiliates upon conversion of loans made to the Company.

A Paradise has agreed to indemnify and hold harmless the A Paradise Indemnified Parties, in each case against any costs, expenses, damages or liabilities incurred in connection with any legal proceeding, to the fullest extent that would have been permitted under applicable law and the applicable organizational documents to indemnify such person.

Sponsor Equity Agreement
The Sponsor has entered into a Sponsor Equity Agreement which grants the Sponsor a Put Option and Apeiron a Call Option, at a maximum purchase price for the Put Option and the Call Option in the range of $6,700,000 to $9,000,000 and in the range of $11,000,000 to $15,500,000, respectively, reducing the economic exposure of the Sponsor to trading prices following the Closing. These Put Option and Call Option arrangements have the effect of imposing a floor and cap on the Sponsor’s return in respect of its investment in A Paradise at $1.21 and $2.18 per share of Enhanced Group Class A common stock. Further, Apeiron has already deposited $5,500,000 with the Sponsor, creditable against such call option and put option arrangements, and repayable only in very narrow circumstances.

Additionally, the Sponsor Equity Agreement provides for the payment by the Sponsor to Apeiron of a termination fee of up to $4,875,000 under certain circumstances if the Business Combination Agreement is terminated due to a willful breach by A Paradise or its affiliates, including the Sponsor. The amount of the termination fee is subject to specific milestones relating to the preparation and filing of the proxy statement/registration statement for the Business Combination.

De-SPAC Forepart, Sponsor Compensation, Footnotes [Text Block]
For more information, see “Risk Factors—Risks Related to the Business Combination and A Paradise—A Paradise shareholders will experience immediate dilution as a consequence of, among other transactions, the issuance of Enhanced Group common stock as consideration in the Business Combination. Having a minority share position may reduce the influence that A Paradise’s current shareholders have on the management of Enhanced Group.”

De-SPAC Forepart, Sponsor Compensation, Material Dilution [Flag]	true
De-SPAC Forepart, Actual or Material Conflict of Interest [Flag]	true
De-SPAC Transactions, Prospectus Summary [Line Items]
De-SPAC Prospectus Summary [Text Block]
SUMMARY OF THE PROXY STATEMENT/PROSPECTUS
This summary highlights selected information from this proxy statement/prospectus and does not contain all of the information that is important to you. To better understand the Business Combination Agreement, the proposals and the other matters to be considered at the extraordinary general meeting, including the Business Combination, you should read this proxy statement/prospectus, including the Annexes and other documents referred to herein, carefully and in their entirety. The Business Combination Agreement is the primary legal document that governs the Business Combination and the other transactions that will be undertaken in connection with the Business Combination. The Business Combination Agreement is also described in detail in this proxy statement/prospectus in the section entitled “BCA Proposal—The Business Combination Agreement”. For additional information, see the section of this proxy statement/prospectus titled “Where You Can Find More Information” beginning on page 382.
The Parties to the Business Combination
A Paradise
A Paradise is a blank check company incorporated in the BVI on November 9, 2022. A Paradise was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses. Although there is no restriction or limitation on what industry or geographic region A Paradise’s target may operate in, it is A Paradise’s intention to pursue prospective targets that are in the leisure and entertainment sector.
The registration statement for A Paradise’s IPO became effective on July 29, 2025. On July 31, 2025, A Paradise consummated the IPO of the Units. Each Unit consists of one A Paradise Class A ordinary share, no par value per share and one right to receive one-eighth (1/8) of one A Paradise Class A ordinary share upon the completion of the initial business combination. The Units were sold at an offering price of $10.00 per unit, generating gross proceeds of $200,000,000.
Simultaneously with the closing of the IPO and the sale of the Units, A Paradise consummated the private placement of the A Paradise private units to the Sponsor and the underwriters, CCM, at a price of $10.00 per A Paradise Private Placement Unit, generating total proceeds of $6,000,000. A Paradise granted the underwriters a 45-day option to purchase up to an additional 3,000,000 Units at the IPO price to cover over-allotments, if any, which expired unexercised on September 12, 2025.
The non-voting Sponsor investors purchased, indirectly, through the purchase of non-voting interests in the Sponsor, Non-Voting Private Placement Units at a price of $10.00 per Unit ($1,300,000 in the aggregate). In connection with the non-voting sponsor investors indirectly purchasing, through the Sponsor, the Non-Voting Private Placement Units allocated to the non-voting Sponsor investors in connection with the closing of the IPO, the Sponsor issued non-voting shares at a nominal purchase price to the non-voting Sponsor investors at the closing of the IPO, reflecting interests in an aggregate of 1,368,421 A Paradise Class B ordinary shares held by the Sponsor.
Transaction costs amounted to $12,645,418 consisting of $4,000,000 of cash underwriting fee which was paid in cash at the closing date of the IPO, $8,000,000 of deferred underwriting fee, and $645,418 of other offering costs. At the IPO date, cash of $1,848,460 was held outside of the Trust Account and is available for the payment of the promissory note, payment of accrued expenses and for working capital purposes.
Following the closing of the IPO on July 31, 2025, an amount of $200,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the A Paradise private units was placed in the Trust Account, with Continental acting as trustee. The funds placed in the Trust Account may only be invested in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. Except with respect to dividend and/or interest earned on the funds held in the Trust Account that may be released to A Paradise to pay A Paradise’s tax obligation, if any, the proceeds from the IPO and the sale of A Paradise private units will not be released from the Trust Account until the earliest to occur of (i) the completion of A Paradise’s initial business combination, (ii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the APAD BVI Charter to (A) modify the substance or timing of the obligation to redeem 100% of A Paradise’s public shares if A Paradise does not complete the initial business combination within the Combination Period or (B) with respect to any other provision relating to shareholders’ rights or pre-Business Combination activity and (iii) the redemption of all of the public shares if A Paradise is unable to complete the initial business combination within the Combination Period, subject to applicable law and as further described in the IPO Registration Statement. The proceeds deposited in the Trust Account could become subject to the claims of creditors, if any, which could have priority over the claims of the public shareholders.
Upon consummation of the Business Combination, the funds deposited in the Trust Account will be released to pay holders of A Paradise public shares who properly exercise their redemption rights, to pay transaction fees and expenses associated with the Business Combination, and for working capital and general corporate purposes of Enhanced Group following the Business Combination. See the section entitled “Summary of the Proxy Statement/Prospectus—Sources and Uses of Funds for the Business Combination”.
The A Paradise Units, A Paradise Class A ordinary shares and A Paradise Rights are currently listed on Nasdaq under the symbols “APADU,” “APAD” and “APADR”, respectively.
The mailing address of A Paradise’s principal executive office is The Sun’s Group Center, 29th Floor, 200 Gloucester Road, Wan Chai, Hong Kong. Its telephone number is +852 9583 3199.
The following diagram illustrates the organizational structure of A Paradise immediately prior to the Business Combination:
Merger Sub
Merger Sub is a Cayman Islands exempted company, incorporated on November 18, 2025, and a wholly owned subsidiary of A Paradise. The Merger Sub does not own any material assets or operate any business. Merger Sub was incorporated for purposes of effecting the Mergers.
Enhanced
Enhanced is a growth-stage sports, media, and lifestyle company seeking to redefine human optimization through a new model of athletic competition and consumer engagement. Enhanced operates at the intersection of sport, science, and human optimization, developing products and experiences that integrate elite competition, clinical research, and health and wellness innovation.
Enhanced’s business is organized around two principal offerings: (i) the Enhanced Games, a live, multi-sport competition platform designed to showcase both “Enhanced” and “Non-Enhanced” athletes pursuing world-record performances under medically supervised conditions; and (ii) Live Enhanced, a direct-to-consumer digital and clinician-guided wellness platform offering evidence-based protocols, supplements, and coaching for consumers seeking to improve health, longevity, and well-being.
Enhanced is also sponsoring an IRB-approved Clinical Research Study, being conducted under the oversight of the Abu Dhabi Department of Health IRB, to assess the safety and tolerability of certain approved medical compounds in adult retired athletes. This study, led by independent clinicians and scientists, reflects the Company’s commitment to advancing the evidence base for performance science and athlete safety.
The inaugural Enhanced Games are scheduled for May 2026 at Resorts World Las Vegas. Operating with an asset-light model and supported by strategic partnerships for event production, media distribution, and clinical operations, Enhanced seeks to empower individuals to live “Enhanced” lives and to generate long-term value at the intersection of sport, science, and lifestyle innovation.
Enhanced’s principal executive office is located at 6th Floor Athena Tower, 71 Fort Street, George Town, P.O. Box 1569, Grand Cayman KY1-1110, Cayman Islands. Enhanced’s corporate website address is https://www.enhanced.com/. Enhanced’s website and the information contained on, or that can be accessed through, the website is not deemed to be incorporated by reference into, and is not considered part of, this proxy statement/prospectus.
The following diagram illustrates the organizational structure of Enhanced immediately prior to the Business Combination:
The following diagram illustrates the post-closing structure of Enhanced Group, including the approximate ownership percentage of each stockholder group:
The following table illustrates the ownership of Enhanced Group immediately following the Business Combination, including the approximate ownership percentage of each listed stockholder or stockholder group by class of Enhanced Group common stock under various redemption scenarios. These ownership percentages are based on the pro forma ownership assumptions described elsewhere in this proxy statement/prospectus and relate only to the Enhanced Group Class A common stock. In addition, as set out in the table below, the Co-Founder Holders will be issued the certain number of shares of Enhanced Group Class B common stock, which are non-economic shares that each carry 10 votes per share, set out in the table below, in each case resulting in the Co-Founder Holders retaining at least 95% of the voting power of Enhanced Group. See “Questions and Answers for Shareholders of A Paradise—What equity stake and voting power will current A Paradise shareholders and
Enhanced Shareholders hold in Enhanced Group immediately after the consummation of the Business Combination?”.

Name of Beneficial Owner	Assuming No Redemptions		Assuming 50% Redemptions		Assuming Maximum Redemptions
Apeiron Holders	47,650,013	10.7%	47,650,013	11.4%	47,650,013	12.3%
Other Enhanced Shareholders	66,621,046	14.9%	66,621,046	16.0%	66,621,046	17.2%
Private Placement Investment Investors(1),(2)	5,277,685	1.2%	5,277,685	1.3%	5,277,685	1.4%
SPAC Public Shareholders	22,500,000	5.0%	12,500,000	3.0%	2,500,000	0.6%
Sponsor Promote (Includes the Sponsor Placement)	7,116,667	1.6%	7,116,667	1.7%	7,116,667	1.8%
Cohen Private Placement	225,000	0.1%	225,000	0.1%	225,000	0.1%
Enhanced Options and Enhanced Top-Up Awards(3)	4,451,461	1.0%	4,451,461	1.1%	4,451,461	1.1%
Enhanced Consultant Warrants(4)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Shares of Enhanced Group Class A common stock held by Enhanced Investors	124,000,205	27.8%	124,000,205	29.7%	124,000,205	31.9%
Shares of Enhanced Group Class A common stock held by SPAC Shareholders	29,841,667	6.7%	19,841,667	4.8%	9,841,667	2.5%
Aggregate Shares of Enhanced Group Class A common stock	153,841,872	34.5%	143,841,872	34.5%	133,841,872	34.5%
Class B common stock (Co-Founder Holders (voting))	292,299,557	65.5%	273,299,557	65.5%	254,299,557	65.5%
Aggregate Shares of Enhanced Group Class A and Class B common stock	446,141,429	100.0%	417,141,429	100.0%	388,141,429	100.0%

Name of Beneficial Owner	Assuming No Redemptions		Assuming 50% Redemptions		Assuming Maximum Redemptions
Directors and Executive Officers of Enhanced Group(5),(6)	# of Shares	% of Enhanced Group(8)	# of Shares	% of Enhanced Group(7)	# of Shares	% of Enhanced Group(7)
Christian Angermayer(7)	47,650,013	31.1%	47,650,013	33.2%	47,650,013	35.7%
Maximilian Martin	9,210,804	6.0%	9,210,804	6.4%	9,210,804	6.9%
Aron D’Souza	7,999,385	5.2%	7,999,385	5.6%	7,999,385	6.0%
Rick Adams	237,482	0.2%	237,482	0.2%	237,482	0.2%
Dirk Struycken	231,086	0.2%	231,086	0.2%	231,086	0.2%
Alex Lopez	149,988	0.1%	149,988	0.1%	149,988	0.1%
James J. Murren	13,999	—%	13,999	—%	13,999	—%
Siddhartha Banthiya	—	—%	—	—%	—	—%
Emily Tabak	—	—%	—	—%	—	—%
Chris Jones	—	—%	—	—%	—	—%
Dr. Juliette Han	—	—%	—	—%	—	—%
Anthony D. Eisenberg	—	—%	—	—%	—	—%
James Simpson	—	—%	—	—%	—	—%
5% of Enhanced Group Class A Common Stock
Christian Angermayer(7)	47,650,013	31.1%	47,650,013	33.2%	47,650,013	35.7%
Maximilian Martin	9,210,804	6.0%	9,210,804	6.4%	9,210,804	6.9%
Aron D'Souza	7,999,385	5.2%	7,999,385	5.6%	7,999,385	6.0%
Sponsor Promote (Includes the Sponsor Placement)	7,116,667	4.6%	7,116,667	5.0%	7,116,667	5.3%
__________________
(1)The investment of the Apeiron Holders in the Private Placement Investment is added to their position and subtracted from total Enhanced Group Class A common stock issued in the Private Placement Investment.
(2)The Co-Founder Holders will hold 100.0% of the issued and outstanding Enhanced Group Class B common stock, and as a result control 95% of the voting power of Enhanced Group.
(3)Includes [    ] shares of Enhanced Group Class A common stock expected to be issued in respect of Enhanced Group Top-Up Awards. This number has been estimated based on the SAFE Price.
(4)Includes shares of Enhanced Group Class A common stock expected to be issued in respect of Enhanced Group Consultant Warrants.
(5)The business address for the directors and executive officers of Enhanced Group will be 169 Madison Avenue, Suite 15101, New York, New York 10016.
(6)Certain other directors, including James J. Murren, Dr. Juliette Han, Anthony D. Eisenberg and James Simpson, do not hold Enhanced Group common stock as at the date of this proxy statement/prospectus.
(7)For purposes of this table, the holdings of Christian Angermayer are deemed to be the holdings of the Apeiron Holders.
(8)Refers to percentage of Enhanced Group Class A common stock. Shares of Enhanced Group Class B common stock are non-economic, and carry ten (10) votes per share.
Transaction Summary
Below is a step-by-step list illustrating the material events relating to the Domestication and Mergers. Each of these events, as well as any conditions to their consummation, is discussed in more detail elsewhere in this proxy statement/prospectus.
•Step 1 – Domestication – No later than one business day before the expected Closing Date, A Paradise will implement the Domestication by effecting a discontinuation under the BVI Business Companies Act and a domestication under §§ 10.101 of the Texas Business Organizations Code, pursuant to which A Paradise’s jurisdiction of incorporation will be changed from the BVI to the State of Texas. For further details, see the section of this proxy statement/prospectus entitled “Domestication Proposal”.
•Step 2 – First Merger – On the Closing Date, Merger Sub will merge with and into Enhanced, with Enhanced surviving as a wholly owned subsidiary of A Paradise. Upon the consummation of the First Merger, each issued and outstanding Enhanced common share will automatically convert into the right to receive a number of shares of Enhanced Group Class A common stock equal to the Exchange Ratio (as defined in the Business Combination Agreement).
•Step 3 – Second Merger – On the Closing Date, immediately after the First Merger, Enhanced will merge with and into A Paradise, with A Paradise surviving and changing its corporate name from “A Paradise Acquisition Corp.” to “Enhanced Group Inc.” pursuant to a certificate of merger filed with the Secretary of State of the State of Texas.
Private Placement Investment
On November 25, 2025, Enhanced entered into the Private Placement Investment, pursuant to which it issued the SAFEs to certain investors for aggregate gross proceeds of $40,002,054. Upon consummation of the Business Combination, Enhanced Group Class A common stock and Enhanced SAFE Warrants will be issued to investors in the Private Placement Investment. This issuance represents approximately 3.8% and 4.4%, respectively, of the number of Enhanced Group Class A common stock that will be outstanding following the consummation of the Business Combination, under the “no redemptions” scenario and the “maximum redemptions” scenario. The Private Placement Investment was led by Apeiron and was conducted on a targeted, non-public basis; it was not broadly marketed to other potential investors.
Apeiron and its affiliates collectively invested approximately $4,250,000 in the Private Placement Investment, representing approximately 37.5% of the aggregate amount raised, $7,562,054, or 18.9% was raised from existing Enhanced Shareholders, and the remaining $17,443,235, or 43.6% from other accredited investors unaffiliated with Enhanced, Apeiron, or A Paradise.
Upon consummation of the Business Combination, all outstanding SAFEs issued pursuant to the Private Placement Investment will automatically convert, immediately prior to the closing, into shares of Enhanced Group Class A common stock in accordance with their terms. The number of shares of Enhanced Group Class A common stock to be issued upon conversion will be determined by dividing each SAFE investor’s purchase amount by Enhanced Group’s post-money valuation cap of $1.2 billion, multiplied by the fully diluted capitalization of Enhanced immediately prior to the Business Combination. As a result, the SAFE holders will collectively receive a number of shares of Enhanced Group Class A common stock representing their pro rata ownership percentage in Enhanced Group on a fully diluted basis.
Concurrently with such conversion, Enhanced will issue to the SAFE investors warrants to purchase a number of shares of Enhanced Group Class A common stock equal to 50 percent (50%) of the number of shares received upon conversion of the SAFEs. Each warrant will be exercisable for one share of Enhanced Group Class A common stock at a per-share exercise price equal to the conversion price determined under the SAFE.
In the event that the Business Combination is not consummated, then either (i) if there is no equity financing that is for a minimum amount raised of $30 million (including a minimum amount of $5 million committed by a third-party lead investor) before November 25, 2026, the SAFEs will automatically convert into a number of
Enhanced preferred shares equal to the relevant investor’s purchase amount divided by $14.34498, with such shares carrying a liquidation preference senior to Enhanced’s then-outstanding preferred shares, or (ii) if there is an equity financing as described above before November 25, 2026, the SAFEs will automatically convert at the initial closing of such equity financing into a number of Enhanced preferred shares equal to the purchase amount of the relevant investor divided by 70% of the lowest price paid by investors purchasing Enhanced preferred shares in that equity financing.
In connection with the Private Placement Investment and the Business Combination, all existing Enhanced Shareholders will be required to enter into the Transaction Support Agreements, under which agreements Enhanced Shareholders may not transfer any of their Enhanced Group common stock during the support period (being from signing of the relevant Transaction Support Agreement until the earlier of (i) termination of the Business Combination Agreement or (ii) 18 months after the Closing of the Business Combination), subject to the following releases:
•5% of such Enhanced shareholder’s shares of Enhanced Group common stock shall be released on May 4, 2026;
•50% of such Enhanced shareholder’s shares of Enhanced Group common stock shall be released on the date 12 months after the Closing of the Business Combination; and
•If such Enhanced shareholder participated in the Private Placement Investment, on the earlier of (i) April 27, 2026 and (ii) the date 5 weeks from the Closing of the Business Combination, a number of shares of Enhanced Group common stock shall be released equal to the quotient of (x) (i) four (4) multiplied by (ii) the amount (in U.S. dollars) of the purchase amount provided by the relevant Enhanced shareholder in the Private Placement Investment, divided by (y) $10.00.
The Transaction Support Agreements will include customary exceptions permitting transfers to affiliates, family members, or trusts, or upon death, disability, or termination of employment, as well as in certain approved corporate transactions or with Company consent. On or after May 11, 2026, the Company may, in its discretion, waive or release the lock‑up restrictions and any waiver or limitation granted to any other shareholder will apply to all holders on a pro rata basis.
De-SPAC, Background, Prospectus Summary [Text Block]
The Parties to the Business Combination
A Paradise
A Paradise is a blank check company incorporated in the BVI on November 9, 2022. A Paradise was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses. Although there is no restriction or limitation on what industry or geographic region A Paradise’s target may operate in, it is A Paradise’s intention to pursue prospective targets that are in the leisure and entertainment sector.
The registration statement for A Paradise’s IPO became effective on July 29, 2025. On July 31, 2025, A Paradise consummated the IPO of the Units. Each Unit consists of one A Paradise Class A ordinary share, no par value per share and one right to receive one-eighth (1/8) of one A Paradise Class A ordinary share upon the completion of the initial business combination. The Units were sold at an offering price of $10.00 per unit, generating gross proceeds of $200,000,000.
Simultaneously with the closing of the IPO and the sale of the Units, A Paradise consummated the private placement of the A Paradise private units to the Sponsor and the underwriters, CCM, at a price of $10.00 per A Paradise Private Placement Unit, generating total proceeds of $6,000,000. A Paradise granted the underwriters a 45-day option to purchase up to an additional 3,000,000 Units at the IPO price to cover over-allotments, if any, which expired unexercised on September 12, 2025.
The non-voting Sponsor investors purchased, indirectly, through the purchase of non-voting interests in the Sponsor, Non-Voting Private Placement Units at a price of $10.00 per Unit ($1,300,000 in the aggregate). In connection with the non-voting sponsor investors indirectly purchasing, through the Sponsor, the Non-Voting Private Placement Units allocated to the non-voting Sponsor investors in connection with the closing of the IPO, the Sponsor issued non-voting shares at a nominal purchase price to the non-voting Sponsor investors at the closing of the IPO, reflecting interests in an aggregate of 1,368,421 A Paradise Class B ordinary shares held by the Sponsor.
Transaction costs amounted to $12,645,418 consisting of $4,000,000 of cash underwriting fee which was paid in cash at the closing date of the IPO, $8,000,000 of deferred underwriting fee, and $645,418 of other offering costs. At the IPO date, cash of $1,848,460 was held outside of the Trust Account and is available for the payment of the promissory note, payment of accrued expenses and for working capital purposes.
Following the closing of the IPO on July 31, 2025, an amount of $200,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the A Paradise private units was placed in the Trust Account, with Continental acting as trustee. The funds placed in the Trust Account may only be invested in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. Except with respect to dividend and/or interest earned on the funds held in the Trust Account that may be released to A Paradise to pay A Paradise’s tax obligation, if any, the proceeds from the IPO and the sale of A Paradise private units will not be released from the Trust Account until the earliest to occur of (i) the completion of A Paradise’s initial business combination, (ii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the APAD BVI Charter to (A) modify the substance or timing of the obligation to redeem 100% of A Paradise’s public shares if A Paradise does not complete the initial business combination within the Combination Period or (B) with respect to any other provision relating to shareholders’ rights or pre-Business Combination activity and (iii) the redemption of all of the public shares if A Paradise is unable to complete the initial business combination within the Combination Period, subject to applicable law and as further described in the IPO Registration Statement. The proceeds deposited in the Trust Account could become subject to the claims of creditors, if any, which could have priority over the claims of the public shareholders.
Upon consummation of the Business Combination, the funds deposited in the Trust Account will be released to pay holders of A Paradise public shares who properly exercise their redemption rights, to pay transaction fees and expenses associated with the Business Combination, and for working capital and general corporate purposes of Enhanced Group following the Business Combination. See the section entitled “Summary of the Proxy Statement/Prospectus—Sources and Uses of Funds for the Business Combination”.
The A Paradise Units, A Paradise Class A ordinary shares and A Paradise Rights are currently listed on Nasdaq under the symbols “APADU,” “APAD” and “APADR”, respectively.
The mailing address of A Paradise’s principal executive office is The Sun’s Group Center, 29th Floor, 200 Gloucester Road, Wan Chai, Hong Kong. Its telephone number is +852 9583 3199.
The following diagram illustrates the organizational structure of A Paradise immediately prior to the Business Combination:
Merger Sub
Merger Sub is a Cayman Islands exempted company, incorporated on November 18, 2025, and a wholly owned subsidiary of A Paradise. The Merger Sub does not own any material assets or operate any business. Merger Sub was incorporated for purposes of effecting the Mergers.
Enhanced
Enhanced is a growth-stage sports, media, and lifestyle company seeking to redefine human optimization through a new model of athletic competition and consumer engagement. Enhanced operates at the intersection of sport, science, and human optimization, developing products and experiences that integrate elite competition, clinical research, and health and wellness innovation.
Enhanced’s business is organized around two principal offerings: (i) the Enhanced Games, a live, multi-sport competition platform designed to showcase both “Enhanced” and “Non-Enhanced” athletes pursuing world-record performances under medically supervised conditions; and (ii) Live Enhanced, a direct-to-consumer digital and clinician-guided wellness platform offering evidence-based protocols, supplements, and coaching for consumers seeking to improve health, longevity, and well-being.
Enhanced is also sponsoring an IRB-approved Clinical Research Study, being conducted under the oversight of the Abu Dhabi Department of Health IRB, to assess the safety and tolerability of certain approved medical compounds in adult retired athletes. This study, led by independent clinicians and scientists, reflects the Company’s commitment to advancing the evidence base for performance science and athlete safety.
The inaugural Enhanced Games are scheduled for May 2026 at Resorts World Las Vegas. Operating with an asset-light model and supported by strategic partnerships for event production, media distribution, and clinical operations, Enhanced seeks to empower individuals to live “Enhanced” lives and to generate long-term value at the intersection of sport, science, and lifestyle innovation.
Enhanced’s principal executive office is located at 6th Floor Athena Tower, 71 Fort Street, George Town, P.O. Box 1569, Grand Cayman KY1-1110, Cayman Islands. Enhanced’s corporate website address is https://www.enhanced.com/. Enhanced’s website and the information contained on, or that can be accessed through, the website is not deemed to be incorporated by reference into, and is not considered part of, this proxy statement/prospectus.
The following diagram illustrates the organizational structure of Enhanced immediately prior to the Business Combination:

De-SPAC, Material Terms, Prospectus Summary [Text Block]
Transaction Summary
Below is a step-by-step list illustrating the material events relating to the Domestication and Mergers. Each of these events, as well as any conditions to their consummation, is discussed in more detail elsewhere in this proxy statement/prospectus.
•Step 1 – Domestication – No later than one business day before the expected Closing Date, A Paradise will implement the Domestication by effecting a discontinuation under the BVI Business Companies Act and a domestication under §§ 10.101 of the Texas Business Organizations Code, pursuant to which A Paradise’s jurisdiction of incorporation will be changed from the BVI to the State of Texas. For further details, see the section of this proxy statement/prospectus entitled “Domestication Proposal”.
•Step 2 – First Merger – On the Closing Date, Merger Sub will merge with and into Enhanced, with Enhanced surviving as a wholly owned subsidiary of A Paradise. Upon the consummation of the First Merger, each issued and outstanding Enhanced common share will automatically convert into the right to receive a number of shares of Enhanced Group Class A common stock equal to the Exchange Ratio (as defined in the Business Combination Agreement).
•Step 3 – Second Merger – On the Closing Date, immediately after the First Merger, Enhanced will merge with and into A Paradise, with A Paradise surviving and changing its corporate name from “A Paradise Acquisition Corp.” to “Enhanced Group Inc.” pursuant to a certificate of merger filed with the Secretary of State of the State of Texas.
Private Placement Investment
On November 25, 2025, Enhanced entered into the Private Placement Investment, pursuant to which it issued the SAFEs to certain investors for aggregate gross proceeds of $40,002,054. Upon consummation of the Business Combination, Enhanced Group Class A common stock and Enhanced SAFE Warrants will be issued to investors in the Private Placement Investment. This issuance represents approximately 3.8% and 4.4%, respectively, of the number of Enhanced Group Class A common stock that will be outstanding following the consummation of the Business Combination, under the “no redemptions” scenario and the “maximum redemptions” scenario. The Private Placement Investment was led by Apeiron and was conducted on a targeted, non-public basis; it was not broadly marketed to other potential investors.
Apeiron and its affiliates collectively invested approximately $4,250,000 in the Private Placement Investment, representing approximately 37.5% of the aggregate amount raised, $7,562,054, or 18.9% was raised from existing Enhanced Shareholders, and the remaining $17,443,235, or 43.6% from other accredited investors unaffiliated with Enhanced, Apeiron, or A Paradise.
Upon consummation of the Business Combination, all outstanding SAFEs issued pursuant to the Private Placement Investment will automatically convert, immediately prior to the closing, into shares of Enhanced Group Class A common stock in accordance with their terms. The number of shares of Enhanced Group Class A common stock to be issued upon conversion will be determined by dividing each SAFE investor’s purchase amount by Enhanced Group’s post-money valuation cap of $1.2 billion, multiplied by the fully diluted capitalization of Enhanced immediately prior to the Business Combination. As a result, the SAFE holders will collectively receive a number of shares of Enhanced Group Class A common stock representing their pro rata ownership percentage in Enhanced Group on a fully diluted basis.
Concurrently with such conversion, Enhanced will issue to the SAFE investors warrants to purchase a number of shares of Enhanced Group Class A common stock equal to 50 percent (50%) of the number of shares received upon conversion of the SAFEs. Each warrant will be exercisable for one share of Enhanced Group Class A common stock at a per-share exercise price equal to the conversion price determined under the SAFE.
In the event that the Business Combination is not consummated, then either (i) if there is no equity financing that is for a minimum amount raised of $30 million (including a minimum amount of $5 million committed by a third-party lead investor) before November 25, 2026, the SAFEs will automatically convert into a number of
Enhanced preferred shares equal to the relevant investor’s purchase amount divided by $14.34498, with such shares carrying a liquidation preference senior to Enhanced’s then-outstanding preferred shares, or (ii) if there is an equity financing as described above before November 25, 2026, the SAFEs will automatically convert at the initial closing of such equity financing into a number of Enhanced preferred shares equal to the purchase amount of the relevant investor divided by 70% of the lowest price paid by investors purchasing Enhanced preferred shares in that equity financing.
In connection with the Private Placement Investment and the Business Combination, all existing Enhanced Shareholders will be required to enter into the Transaction Support Agreements, under which agreements Enhanced Shareholders may not transfer any of their Enhanced Group common stock during the support period (being from signing of the relevant Transaction Support Agreement until the earlier of (i) termination of the Business Combination Agreement or (ii) 18 months after the Closing of the Business Combination), subject to the following releases:
•5% of such Enhanced shareholder’s shares of Enhanced Group common stock shall be released on May 4, 2026;
•50% of such Enhanced shareholder’s shares of Enhanced Group common stock shall be released on the date 12 months after the Closing of the Business Combination; and
•If such Enhanced shareholder participated in the Private Placement Investment, on the earlier of (i) April 27, 2026 and (ii) the date 5 weeks from the Closing of the Business Combination, a number of shares of Enhanced Group common stock shall be released equal to the quotient of (x) (i) four (4) multiplied by (ii) the amount (in U.S. dollars) of the purchase amount provided by the relevant Enhanced shareholder in the Private Placement Investment, divided by (y) $10.00.
The Transaction Support Agreements will include customary exceptions permitting transfers to affiliates, family members, or trusts, or upon death, disability, or termination of employment, as well as in certain approved corporate transactions or with Company consent. On or after May 11, 2026, the Company may, in its discretion, waive or release the lock‑up restrictions and any waiver or limitation granted to any other shareholder will apply to all holders on a pro rata basis.
De-SPAC, Board Determination, Prospectus Summary [Text Block]
The A Paradise Board’s Reasons for the Business Combination
A Paradise was organized for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.
In evaluating the Business Combination, the A Paradise Board consulted with A Paradise’s management and considered a number of factors. In particular, the A Paradise Board considered, among other things, the following factors, although not weighted or in any order of significance:
•Enhanced and the Business Combination. The A Paradise Board considered the following factors related to Enhanced and the Business Combination:
1.Enhanced’s Growth Prospects. The A Paradise Board considered Enhanced’s strong growth prospects by evolving its flagship events into recurring global spectacles, enhancing market penetration across demographics and regions. This approach, supported by research validation and complemented by direct-to-consumer offerings, enables broader adoption of enhancements, fostering sustained development in the performance sector.
2.Enhanced’s Business Model. The A Paradise Board considered Enhanced’s business model that combines revenue from events with consumer product subscriptions, leveraging flagship activities as acquisition channels. This structure reduces traditional marketing costs, promotes profitability through interconnected segments and supports scalable growth.
3.Enhanced’s Marketing Strategy and Brand Impact. The A Paradise Board considered Enhanced’s marketing strategy to utilize high-profile events and content creation to showcase scientific enhancement benefits, drive engagement and reshape perceptions, strengthening brand identity in competitive environments.
4.Enhanced’s Partnerships. The A Paradise Board considered Enhanced’s collaborations with leading suppliers for event infrastructure and product fulfillment to ensure quality and impact of the sporting events and allow the delivery of individualized direct-to-customer offerings.
5.Experienced and Proven Management Team. The A Paradise Board believes that Enhanced has a management team with extensive experience: a team led by founder and CEO Maximilian Martin, with a track record of owning and operating large-scale operations; Chief Financial Officer Siddhartha Banthiya, with over two decades of experience in finance and leadership experience at various tech-enabled companies, and Rick Adams, who previously served as the Chief of Sport Operations of the United States Olympic & Paralympic Committee. For additional information regarding Enhanced’s executive officers, see the section of this proxy statement/prospectus entitled “Management of Enhanced Group Following the Business Combination—Executive Officers.”
6.Existing Prominent Investors. The A Paradise Board believes that the participation of prominent investors in Enhanced’s prior financing rounds increases its credibility and supports confidence in its long-term strategy. These investors may also broaden the Company’s strategic network and potential partnership opportunities, which could provide access to additional resources and facilitate future growth.
7.Valuation Report. The A Paradise Board considered the results of the valuation report from Migo, an independent third-party, as described above. The A Paradise Board also considered Migo’s experience with valuation for other businesses.
8.Fairness Opinion. The A Paradise Board considered the fairness opinion from Roma, an independent third-party, as described above. The A Paradise Board also considered Roma’s experience with fairness opinions in capital market transactions.
9.Enhanced’s Fundraise in Connection with the Business Combination. The A Paradise Board considered Enhanced’s Private Placement Investment of $40 million at a $1.2 billion valuation. The Board considered that participation by sophisticated investors and existing shareholders reflects a belief in Enhanced’s business model and future prospects. The Board also considered that the Private Placement Investment further supports the reasonableness of the $1.2 billion consideration.
The A Paradise Board also acknowledged several risks and uncertainties. These included but are not limited to the potential business risks, such as Enhanced Group’s failure to execute on its strategies, failure to attract and retain customers, to adapt to a new business environment, to obtain sufficient capital, and to maintain its competitive edge. They considered the impact of current shareholders exercising redemption rights, as well conflicts of interest, including conflicts arising from the Sponsor Equity Agreement. Concerns were raised about the possibility of the deal not closing due to unmet conditions, the lack of a majority position for A Paradise shareholders post-merger, and the concentrated voting power held by Enhanced’s founders, which could significantly influence corporate governance. Other risks included potential litigation and limited recourse for pre-closing breaches by Enhanced. The A Paradise Board also noted the substantial transaction fees and the potential negative impact of the Business Combination announcement on A Paradise’s financial performance and share price.
For a more complete description of the A Paradise Board’s reasons for approving the Business Combination, including other factors and risks considered by the A Paradise Board, see the section of this proxy statement/prospectus entitled “The BCA Proposal—The A Paradise Board’s Reasons for the Approval of the Business Combination”.

De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Prospectus Summary, Board Determination, Target Company Valuation Considered [Text Block]	Valuation Report. The A Paradise Board considered the results of the valuation report from Migo, an independent third-party, as described above. The A Paradise Board also considered Migo’s experience with valuation for other businesses.
De-SPAC Prospectus Summary, Board Determination, Financial Projections Relied Upon [Text Block]	Enhanced’s Growth Prospects. The A Paradise Board considered Enhanced’s strong growth prospects by evolving its flagship events into recurring global spectacles, enhancing market penetration across demographics and regions. This approach, supported by research validation and complemented by direct-to-consumer offerings, enables broader adoption of enhancements, fostering sustained development in the performance sector.
De-SPAC Prospectus Summary, Board Determination, Terms of Financing Materially Related Considered [Text Block]	Enhanced’s Fundraise in Connection with the Business Combination. The A Paradise Board considered Enhanced’s Private Placement Investment of $40 million at a $1.2 billion valuation. The Board considered that participation by sophisticated investors and existing shareholders reflects a belief in Enhanced’s business model and future prospects. The Board also considered that the Private Placement Investment further supports the reasonableness of the $1.2 billion consideration.
De-SPAC Prospectus Summary, Board Determination, Unaffiliated Party Documents Considered [Text Block]	Valuation Report. The A Paradise Board considered the results of the valuation report from Migo, an independent third-party, as described above. The A Paradise Board also considered Migo’s experience with valuation for other businesses.
8.Fairness Opinion. The A Paradise Board considered the fairness opinion from Roma, an independent third-party, as described above. The A Paradise Board also considered Roma’s experience with fairness opinions in capital market transactions.

De-SPAC Prospectus Summary, Board Determination, Dilution Considered [Text Block]	They considered the impact of current shareholders exercising redemption rights
De-SPAC Prospectus Summary, Board Determination, Other Factors Considered [Text Block]
The A Paradise Board also acknowledged several risks and uncertainties. These included but are not limited to the potential business risks, such as Enhanced Group’s failure to execute on its strategies, failure to attract and retain customers, to adapt to a new business environment, to obtain sufficient capital, and to maintain its competitive edge. They considered the impact of current shareholders exercising redemption rights, as well conflicts of interest, including conflicts arising from the Sponsor Equity Agreement. Concerns were raised about the possibility of the deal not closing due to unmet conditions, the lack of a majority position for A Paradise shareholders post-merger, and the concentrated voting power held by Enhanced’s founders, which could significantly influence corporate governance. Other risks included potential litigation and limited recourse for pre-closing breaches by Enhanced. The A Paradise Board also noted the substantial transaction fees and the potential negative impact of the Business Combination announcement on A Paradise’s financial performance and share price.

De-SPAC, Report Concerning Approval of De-SPAC Transaction, Received, Prospectus Summary [Text Block]	Valuation Report. The A Paradise Board considered the results of the valuation report from Migo, an independent third-party, as described above. The A Paradise Board also considered Migo’s experience with valuation for other businesses.
8.Fairness Opinion. The A Paradise Board considered the fairness opinion from Roma, an independent third-party, as described above. The A Paradise Board also considered Roma’s experience with fairness opinions in capital market transactions.

De-SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]
The existence of financial and personal interests of one or more of A Paradise’s directors may result in a conflict of interest on the part of such director(s) between what he, she or they may believe is in the best interests of A Paradise and its shareholders and what he, she or they may believe is best for himself, herself or themselves in determining to recommend that shareholders vote for the proposals. In addition, A Paradise’s officers have interests in the Business Combination that may conflict with your interests as a shareholder. See the section entitled “Summary of the Proxy Statement/Prospectus—Interests of A Paradise’s Directors and Executive Officers in the Business Combination” for a further discussion of these considerations.

De-SPAC, Compensation, Prospectus Summary [Table Text Block]
Set forth below is a summary of the terms and amount of the compensation received or to be received by the Sponsor and its affiliates in connection with the Business Combination or any related financing transaction, the amount of securities issued or to be issued by Enhanced Group to the Sponsor and its affiliates and the price paid or to be paid for such securities or any related financing transaction.

	Interest in Securities	Other Compensation
Sponsor
The Sponsor paid $25,000, or approximately $0.004 per share for its A Paradise Class B ordinary shares purchased in connection with A Paradise’s formation. The Sponsor also paid $4,000,000, or approximately $10.00 per unit for its Private Placement Units purchased in connection with the IPO. The Sponsor currently holds 400,000 Private Placement Units and 6,666,667 A Paradise Class B ordinary shares. At Closing, the Sponsor will hold a total of 7,116,667 Enhanced Group Class A common stock, consisting of such converted from (i) 6,666,667 A Paradise Class A ordinary shares from the A Paradise Class B ordinary shares on a one-to-one basis, (ii) 400,000 A Paradise Class A ordinary shares underlying the Private Placement Units, and (iii) 50,000 A Paradise Class A ordinary shares issuable upon conversion of the private placement rights underlying the Private Placement Units.

At Closing, pursuant to the Business Combination Agreement, Enhanced Group will use cash from the Trust Account to pay A Paradise transaction expenses and to reimburse or pay the Sponsor or its affiliates for any outstanding loans or other obligations of A Paradise to the Sponsor or its affiliates. A Paradise currently estimates that the total amount payable for A Paradise transaction expenses and any outstanding loans or other obligations of A Paradise to the Sponsor is approximately $3 million.

The Sponsor intends to transfer an aggregate of 60,000 of its founder shares, or 20,000 each, to A Paradise’s three independent directors, and an aggregate of 25,000 founder shares to A Paradise’s advisor, at the consummation of an initial business combination.

Any finance transaction costs in connection with an intended initial business combination would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such working capital loans may be convertible into units, at a price of $10.00 per unit, upon consummation of the initial business combination. The units would be identical to the Private Placement Units that the Sponsor purchased in connection with the IPO. As of December 31, 2025 no such working capital loans were outstanding.

The non-voting sponsor investors had purchased, indirectly, through the purchase of non-voting interests in the Sponsor, an aggregate of 130,000 Non-Voting Private Placement Units at a price of $10.00 per unit ($1,300,000 in the aggregate). In connection with the non-voting Sponsor investors indirectly purchasing, through the Sponsor, the Non-Voting Private Placement Units allocated to the non-voting Sponsor investors in connection with the closing of the IPO, the Sponsor issued Non-Voting Sponsor Shares at a nominal purchaser price to the non-voting Sponsor investors at the closing of the IPO, reflecting interests in an aggregate of 1,368,421 Founder Shares held by the Sponsor. On December 19, 2025, an affiliate of the Sponsor purchased all of the issued and outstanding Non-Voting Sponsor Shares from the non-voting Sponsor investors.

A Paradise has agreed to reimburse the Sponsor and its affiliates for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination. As of December 31, 2025, A Paradise has not incurred any out-of-pocket expenses and has not reimbursed the Sponsor for any out-of-pocket expenses related to identifying, investigating and completing the Business Combination.

A Paradise is not prohibited from paying any fees (including advisory, consulting, success or finder fees), reimbursements or cash payments to the Sponsor, its officers or directors, or its or their affiliates, for services rendered to A Paradise prior to or in connection with the consummation of A Paradise’s initial business combination.

In the case that additional A Paradise Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the IPO and related to the Closing, the ratio at which the A Paradise Class B ordinary shares convert into A Paradise Class A ordinary shares may be adjusted (unless the holders of a majority of the outstanding A Paradise Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of A Paradise Class A ordinary shares issuable upon conversion of all A Paradise Class B ordinary shares will equal, in the aggregate, 25% of the sum of all ordinary shares issued and outstanding upon completion of the IPO, including pursuant to the over-allotment option, plus all A Paradise Class A ordinary shares issued or deemed issued, or issuable upon the conversion or exercise of any equity-linked securities issued or deemed issued in connection with or in relation to the Business Combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination or any private placement-equivalent securities issued to the Sponsor or its affiliates upon conversion of loans made to the Company.

A Paradise has agreed to indemnify and hold harmless the A Paradise Indemnified Parties, in each case against any costs, expenses, damages or liabilities incurred in connection with any legal proceeding, to the fullest extent that would have been permitted under applicable law and the applicable organizational documents to indemnify such person.

Sponsor Equity Agreement
The Sponsor has entered into a Sponsor Equity Agreement which grants the Sponsor a Put Option and Apeiron a Call Option, at a maximum purchase price for the Put Option and Call Option in the range of $6,700,000 to $9,000,000 and in the range of $11,000,000 to $15,500,000, respectively, reducing the economic exposure of the Sponsor to trading prices following the Closing. These Put Option and Call Option arrangements have the effect of imposing a floor and cap on the Sponsor’s return in respect of its investment in A Paradise at $1.21 and $2.18 per share of Enhanced Group Class A Common stock. Further, Apeiron has already deposited $5,500,000 with the Sponsor, creditable against such Call Option and Put Option arrangements, and repayable only in very narrow circumstances.

Additionally, the Sponsor Equity Agreement provides for the payment by the Sponsor to Apeiron of a termination fee of up to $4,875,000 under certain circumstances if the Business Combination Agreement is terminated due to a willful breach by A Paradise or its affiliates, including the Sponsor. The amount of the termination fee is subject to specific milestones relating to the preparation and filing of the proxy statement/registration statement for the Business Combination.

De-SPAC Material Financing Transactions, Prospectus Summary [Table Text Block]
Related Agreements
This section describes certain additional agreements entered into or to be entered into pursuant to the Business Combination Agreement. For additional information, see the section of this proxy statement/prospectus entitled “BCA Proposal—Related Agreements”.
A Paradise Holder Support Agreement
In connection with the execution of the Business Combination Agreement, A Paradise entered into the A Paradise Holder Support Agreement, dated as of November 26, 2025, between A Paradise, Enhanced and the Major A Paradise Shareholders, a copy of which is attached to this proxy statement/prospectus as Annex E.
Under the A Paradise Holder Support Agreement, the Major A Paradise Shareholders agree that, among other things, at any meeting of the shareholders of A Paradise and in any action by written consent of the shareholders of A Paradise, the Major A Paradise Shareholders will: (a) approve the Domestication, including the approval of all documents related thereto; (b) approve the changing of A Paradise’s name; and (c) vote all of their shares for the transactions contemplated by the Business Combination Agreement, each upon the effectiveness of this proxy statement/prospectus. The A Paradise Holder Support Agreement also includes lock-up provisions, which restrict the ability of the Major A Paradise Shareholders to transfer the Subject Securities (as defined in the A Paradise Holder Support Agreement) prior to the Closing.
This summary is qualified in its entirety by reference to the full text of the A Paradise Holder Support Agreement.
Enhanced Holder Support Agreement
In connection with the execution of the Business Combination Agreement, A Paradise entered into the Enhanced Holder Support Agreement, dated as of November 26, 2025, among the Major Enhanced Stockholders, and Enhanced, a copy of which is attached to this proxy statement/prospectus as Annex F.
Under the Enhanced Holder Support Agreement, the Major Enhanced Stockholders agree, among other things, that at any meeting of the shareholders and in any action by written consent of the shareholders, such Major Enhanced Stockholders will vote all of their shares for the Business Combination and related transactions upon the effectiveness of this proxy statement/prospectus. The Enhanced Holder Support Agreement also includes lock-up provisions, which restrict the ability of the Major Enhanced Shareholders to transfer shares of Enhanced Capital Stock prior to the Closing, subject certain permitted transfers, as described therein.
This summary is qualified in its entirety by reference to the full text of the Enhanced Holder Support Agreement.
Registration Rights Agreement
The Business Combination Agreement contemplates that, at the Closing, Enhanced Group, certain Enhanced Group shareholders, the Sponsor and CCM will enter into a Registration Rights Agreement.
Pursuant to the Registration Rights Agreement, Enhanced Group will be required to register for resale securities held by the stockholders party thereto. Enhanced Group will have no obligation to facilitate or participate in more than two underwritten offerings in any twelve-month period. In addition, the holders have certain customary “piggyback” registration rights with respect to registrations initiated by Enhanced Group. Enhanced Group will bear the expenses incurred in connection with the filing of any registration statements pursuant to the Registration Rights Agreement. For additional information, see the section of this proxy statement/prospectus entitled “BCA Proposal—Related Agreements—Registration Rights Agreement”.
This summary is qualified in its entirety by reference to the full text of the Registration Rights Agreement.
A Paradise Regulatory Side Letter
In connection with the execution of the Business Combination Agreement, A Paradise, Enhanced and Claudius Tsang entered into that certain A Paradise Regulatory Side Letter. This summary is qualified in its entirety by reference to the full text of the A Paradise Regulatory Side Letter.
Pursuant to the A Paradise Regulatory Side Letter, Claudius Tsang agreed to use reasonable commercial efforts to take or cause to be taken all actions, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate the transactions contemplated by the Business Combination Agreement, including preparation and filing of all documentation to effect all necessary filings and obtain as promptly as practicable all consents, registrations, approvals, clearances, permits and authorizations necessary to be obtained from any governmental authority.
Enhanced Regulatory Side Letter
In connection with the execution of the Business Combination Agreement, A Paradise, Enhanced and Christian Angermayer entered into that certain Enhanced Regulatory Side Letter. This summary is qualified in its entirety by reference to the full text of the Enhanced Regulatory Side Letter.
Pursuant to the Regulatory Side Letter, Christian Angermayer agreed to use reasonable commercial efforts to take or cause to be taken all actions, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate the transactions contemplated by the Business Combination Agreement, including preparation and filing of all documentation to effect all necessary filings and obtain as promptly as practicable all consents, registrations, approvals, clearances, permits and authorizations necessary to be obtained from any governmental authority.
Sponsor Equity Agreement
In connection with the execution of the Business Combination Agreement, Apeiron and the Sponsor entered into the Sponsor Equity Agreement, which is attached to this proxy statement/prospectus as Annex T. This summary is qualified in its entirety by reference to the full text of the Sponsor Equity Agreement.
Pursuant to the Sponsor Equity Agreement, subject to the closing of the Business Combination, (i) Apeiron granted the Sponsor an option to require Apeiron to purchase up to 100%, and the Sponsor granted Apeiron an option to purchase, up to 100%, but no less than 78%, of the Sponsor Securities, in each case in accordance with the terms and conditions set forth therein, (ii) Apeiron paid the Sponsor a deposit of $5,500,000, which is generally non-refundable and (iii) the parties agreed to certain termination fee arrangements as described below.
Under the terms of the Sponsor Equity Agreement, following the closing of the Business Combination, and during the 90-day period thereafter, the Sponsor will have the right to sell (the “Put Option”) to Apeiron up to 100%, and Apeiron will have the right to require the Sponsor to sell (the “Call Option”) to Apeiron, up to 100% (and not less than 78%) of the Sponsor Securities, free and clear of liens (other than certain customary restrictions). The purchase price for the Sponsor Securities pursuant to the Put Option or Call Option will be determined based on the percentage of the Sponsor Securities delivered, as set forth in the Sponsor Equity Agreement, less the deposit amount previously paid by Apeiron. The maximum purchase price for the Put Option and Call Option are in a range of $6,700,000 to $9,000,000 and in a range of $11,000,000 to $15,500,000, respectively, in each case depending on the percentage of the Sponsor Securities delivered upon exercise of the Put Option or Call Option and, furthermore, in each case less the deposit previously paid by Apeiron. The Put Option and the Call Option may only be exercised during the specified 90-day option period and are subject to certain procedural and closing conditions set forth in the Sponsor Equity Agreement.
The Sponsor Equity Agreement provides for the payment by the Sponsor to Apeiron of a termination fee of up to $4,875,000 under certain circumstances if the Business Combination Agreement is terminated due to a willful breach by A Paradise or its affiliates, including the Sponsor, subject to adjustment based on certain milestones being met in relation to the preparation and filing of this proxy statement/prospectus. Specifically, the termination fee will be reduced (a) to $4,250,000, if those portions of this proxy statement/prospectus for which A Paradise is responsible have been prepared by A Paradise and are substantially ready by Milestone 1 or (b) $4,000,000 if Milestone 1 is reached and either (i) A Paradise, within two weeks of receipt of any comments from the SEC or its staff to this proxy statement/prospectus, responded to such comments for which A Paradise is responsible or (ii) the SEC did not raise any comments in relation to the portions of this proxy statement/prospectus for which A Paradise is responsible.
The Sponsor Equity Agreement further provides that, after excluding the amount of deferred underwriting fee payable by A Paradise to CCM, any estimated A Paradise transaction expenses in excess of the A Paradise Transaction Expenses Cap will be borne by the Sponsor.
The Sponsor Equity Agreement also contains customary representations, warranties and covenants of the parties, including a lock-up on the transfer of the Sponsor Securities during the 90-day option period after consummation of the Business Combination, which lock-up does not permit for early price-based releases. In addition, a condition to Closing under the Business Combination Agreement requires that the Sponsor deliver to Enhanced, at the Closing, an executed copy of the Insider Letter Amendment, which shall, among other things, (a) provide for an express exception to the restrictions on the transfer therein for the transfer of securities contemplated by the Sponsor Equity Agreement and (b) extend the lockup period therein with respect to the Sponsor’s equity securities for a period of 12 months following the Closing Date, subject to customary exceptions, and price-based releases pursuant to which, if the last reported sale price of the Enhanced Group Class A common stock equals or exceeds $20.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading-days within any 30-trading-day period commencing after May 24, 2026, Enhanced Group shall have the right (but not the obligation) to release the Sponsor and cause the Sponsor to be released from its lockup obligations. The lock-up restrictions set forth in the Insider Letter Amendment are in addition to, and will not be limited by, the lock-up provisions to be set forth in the Sponsor Equity Agreement. The Sponsor Equity Agreement also contains customary covenants relating to regulatory approvals and cooperation, and other customary provisions.
Participation Agreement
In connection with its entry into the Sponsor Equity Agreement, Apeiron entered into a Participation Agreement with BBG, an affiliate of Berenberg Capital Markets LLC, Enhanced’s financial advisor in connection with the
Business Combination, pursuant to which BBG agreed to participate in 33.33% of the economics of the transactions contemplated by the Sponsor Equity Agreement, including the funding of the deposit amount of $5,500,000. Pursuant to the Participation Agreement, BBG will be entitled to (a) 33.33% of the securities acquired by Apeiron pursuant to the Sponsor Equity Agreement and (b) 33.33% of any termination fee payable by the Sponsor to Apeiron under the Sponsor Equity Agreement.
This summary is qualified in its entirety by reference to the full text of the Participation Agreement, which is attached as Annex U.
Private Placement Investment SAFE Agreements
The SAFEs issued pursuant to the Private Placement Investment contemplate that upon consummation of the Business Combination, all outstanding SAFEs issued by Enhanced will automatically convert, immediately prior to the closing into Enhanced common shares, which will then be exchanged alongside the other Enhanced common shares for shares of Enhanced Group Class A common stock. The number of Enhanced common shares to be issued upon conversion and converted into shares of Enhanced Group Class A common stock will be determined by dividing each SAFE investor’s purchase amount by Enhanced Group’s post-money valuation cap of $1.2 billion, multiplied by the fully diluted capitalization of Enhanced immediately prior to the Business Combination. As a result, the SAFE holders will collectively receive a number of shares of Enhanced Group Class A common stock representing their pro rata ownership percentage in Enhanced Group on a fully diluted basis. Concurrently with such conversion, Enhanced Group will also issue to the SAFE investors warrants equal to fifty percent (50%) of the number of shares of Class A common stock received upon conversion, each exercisable for one share of Class B common stock at a per-share price equal to the conversion price determined under the SAFE.
In the event that the Business Combination is not consummated, then either (i) if there is no equity financing that is for a minimum amount raised of $30 million (including a minimum amount of $5 million committed by a third-party lead investor) before November 25, 2026, the SAFEs will automatically convert into a number of Enhanced preferred shares equal to the relevant investor’s purchase amount divided by $14.34498, with such shares carrying a liquidation preference senior to Enhanced’s then-outstanding preferred shares, or (ii) if there is an equity financing as described above before November 25, 2026, the SAFEs will automatically convert at the initial closing of such equity financing into a number of Enhanced preferred shares equal to the purchase amount of the relevant investor divided by 70% of the lowest price paid by investors purchasing Enhanced preferred shares in that equity financing.
Transaction Support Agreements
In connection with the Private Placement Investment, Enhanced undertook to use its commercially reasonable efforts to obtain from existing Enhanced Shareholders Transaction Support Agreements, pursuant to which such Enhanced Shareholders may not transfer any of their Enhanced Group Class A common stock during the support period (being from signing of the relevant Transaction Support Agreement until the earlier of (i) termination of the Business Combination Agreement or (ii) 18 months after the Closing of the Business Combination). Enhanced is in the process of obtaining such Transaction Support Agreements from its Shareholders and, as of February 11, 2026, has obtained such Transaction Support Agreements from [57.01]% of existing Enhanced Shareholders that, based on the unaudited pro forma condensed combined financial information and the assumptions set out therein and elsewhere in this proxy statement/prospectus, including a “no redemptions” scenario, represent 45.95% of Enhanced Group Class A common stock following completion of the Business Combination.
The lock-up arrangement with respect to Enhanced Group Class A common stock to be received by existing Enhanced Shareholders in connection with the Business Combination is subject to the following releases:
•5% of such Enhanced Shareholder’s shares of Enhanced Group Class A common stock shall be released on May 4, 2026;
•50% of such Enhanced Shareholder’s shares of Enhanced Group Class A common stock shall be released on the date 12 months after the Closing of the Business Combination; and
•If such Enhanced Shareholder participated in the Private Placement Investment, on the earlier of (i) April 27, 2026 and (ii) the date 5 weeks from the Closing of the Business Combination, a number of shares of Enhanced Group Class A common stock shall be released equal to the quotient of (x) (i) four (4) multiplied by (ii) the amount (in U.S. dollars) of the purchase amount provided by the relevant Enhanced Shareholder in the Private Placement Investment, divided by (y) $10.00.

De-SPAC, Rights of Security Holders to Redeem Outstanding Securities [Text Block]
Redemption Rights
Pursuant to the APAD BVI Charter, a public shareholder may request A Paradise that Enhanced Group redeem all or a portion of its public shares for cash if the Business Combination is consummated. As a holder of public shares, you will be entitled to receive cash for any public shares to be redeemed only if you:
(i)(a) hold public shares or (b) if you hold public shares through units, elect to separate your units into the underlying public shares and A Paradise Rights prior to exercising your redemption rights with respect to the public shares;
(ii)submit a written request to Continental, that Enhanced Group redeem all or a portion of your public shares for cash; and
(iii)deliver your public shares to Continental, physically or electronically through DTC.
Holders must complete the procedures for electing to redeem their public shares in the manner described above prior to [               ][p.m.], Eastern Time, on [               ], 2026 (two business days before the extraordinary general meeting) in order for their shares to be redeemed.
Holders of units must elect to separate the units into the underlying public shares and rights prior to exercising redemption rights with respect to the public shares. If holders hold their units in an account at a brokerage firm or bank, holders must notify their broker or bank that they elect to separate the units into the underlying public shares and A Paradise Rights, or if a holder holds units registered in its own name, the holder must contact Continental, directly and instruct them to do so. Public shareholders may elect to redeem all or a portion of the public shares held by them regardless of if or how they vote in respect of the BCA Proposal. If the Business Combination is not consummated, the public shares will be returned to the respective holder, broker or bank. If the Business Combination is consummated, and if a public shareholder properly exercises its right to redeem all or a portion of the public shares that it holds and timely delivers its shares to Continental, Enhanced Group will redeem such public shares for a per-share price, payable in cash, equal to the pro rata portion of the Trust Account (excluding any amounts then on deposit in the Trust Account that are allocable on a pro rata basis to the A Paradise private shares), calculated as of two business days prior to the consummation of the Business Combination, including interest (net of taxes payable), but excluding any interest earned on the funds held in the Trust Account that are allocable on a pro rata basis to the A Paradise private shares. For illustrative purposes, as of [               ], 2026, this would have amounted to approximately $[               ] per issued and outstanding public share. If a public shareholder exercises its redemption rights in full, then it will be electing to exchange its public shares for cash and will no longer own public shares. The redemption takes place following the Domestication and, accordingly, it is shares of Enhanced Group Class A common stock that will be redeemed immediately after consummation of the Business Combination. See the section entitled “Extraordinary General Meeting of A Paradise—Redemption Rights” in this proxy statement/prospectus for a detailed description of the procedures to be followed if you wish to redeem your public shares for cash.
The Sponsor and A Paradise’s directors and executive officers (or their respective affiliates) have agreed to vote in favor of the Business Combination, regardless of how A Paradise public shareholders vote, unlike some other blank check companies in which the Initial Shareholders agree to vote their shares in accordance with the majority of the votes cast by the public shareholders in connection with an initial business combination. Holders of A Paradise Rights will not have redemption rights with respect to A Paradise Rights.

De-SPAC, Potential Dilutive Impact [Text Block]
Dilution
A Paradise shareholders will face immediate dilution in their shareholding due to, among other transactions, the issuance of Enhanced Group Class A common stock and Enhanced Group Class B common stock as consideration for the proposed Business Combination. As a result, A Paradise shareholders will hold a minority position, potentially diminishing their influence over the management of Enhanced Group.
A Paradise’s net tangible book value as of December 31, 2025 was $(7,635,637), or $(0.26) per share, based on 29,841,667 shares of A Paradise Class A and Class B ordinary shares outstanding as of that date.
The following table illustrates the changes in net tangible book value and dilution to existing shareholders at varying redemption levels.

	Assuming No Redemptions	Assuming 25% Redemptions	Assuming 50% Redemptions
Offering price per share in the initial registered offering	$10.00	$10.00	$10.00

A Paradise’s net tangible book value as of December 31, 2025, as adjusted for redemptions	$194,871,940	$144,042,401	$93,212,863
A Paradise’s shares outstanding, as adjusted for redemptions	29,841,667	24841667	19841667
A Paradise’s net tangible book value per share as of December 31, 2025, as adjusted for redemptions	$6.53	$5.80	$4.70
Dilution per share to the existing A Paradise’s shareholders	$3.47	$4.20	$5.30
Change in net tangible book value per share attributable to A Paradise’s shareholders	$6.79	$6.05	$4.95

	Assuming 75% Redemptions	Assuming Maximum Redemptions
Offering price per share in the initial registered offering	$10.00	$10.00

A Paradise’s net tangible book value as of December 31, 2025, as adjusted for redemptions	$29,675,940	$(8,446,214)
A Paradise’s shares outstanding, as adjusted for redemptions	14,841,667	9,841,667
A Paradise’s net tangible book value per share as of December 31, 2025, as adjusted for redemptions	$2.86	$(0.86)
Dilution per share to the existing A Paradise shareholders	$7.14	$10.86
Change in net tangible book value per share attributable to A Paradise’s shareholders	$3.11	$(0.60)
The following table illustrates the as adjusted net tangible book value to A Paradise’s shareholders and decrease in net tangible book value to A Paradise’s shareholders as a result of transaction costs incurred by A Paradise and funds released from the trust at the Business Combination.

	Assuming No Redemptions	Assuming 25% Redemptions	Assuming 50% Redemptions
As adjusted net tangible book value per share	$6.53	$5.80	$4.70

Numerator adjustments
A Paradise’s net tangible book value as of December 31, 2025	$(7,635,637)	$(7,635,637)	$(7,635,637)
Transaction costs attributed to A Paradise	(810,577)	(810,577)	(810,577)
Funds released from trust(1)	203,318,154	152,488,616	101,659,077
As adjusted net tangible book value	$194,871,940	$144,042,401	$93,212,863

	Assuming No Redemptions	Assuming 25% Redemptions	Assuming 50% Redemptions
Denominator adjustments
A Paradise’s Public Shares outstanding	20,000,000	15,000,000	10,000,000
A Paradise Founder Shares outstanding	6,666,667	6,666,667	6,666,667
A Paradise Private Shares outstanding - Sponsor	400,000	400,000	400,000
A Paradise Private Shares outstanding - Representative	200,000	200,000	200,000
A Paradise Public Rights Shares to be issued	2,500,000	2,500,000	2,500,000
A Paradise Private Rights Shares to be issued to Sponsor	50,000	50,000	50,000
A Paradise Private Rights Shares to be issued to Representative	25,000	25,000	25,000
As adjusted total shares outstanding	29,841,667	24,841,667	19,841,667

	Assuming 75% Redemptions	Assuming Maximum Redemptions
As adjusted net tangible book value per share	$2.86	$(0.86)

Numerator adjustments
A Paradise’s net tangible book value as of December 31, 2025	$(7,635,637)	$(7,635,637)
Transaction costs attributed to A Paradise	(810,577)	(810,577)
Funds released from trust(1)	50,829,539	—
As adjusted net tangible book value	$42,383,324	$(8,446,214)

Denominator adjustments
A Paradise’s Public Shares outstanding	5,000,000	—
A Paradise Founder Shares outstanding	6,666,667	6,666,667
A Paradise Private Shares outstanding - Sponsor	400,000	400,000
A Paradise Private Shares outstanding - Representative	200,000	200,000
A Paradise Public Rights Shares to be issued	2,500,000	2,500,000
A Paradise Private Rights Shares to be issued to Sponsor	50,000	50,000
A Paradise Private Rights Shares to be issued to Representative	25,000	25,000
As adjusted total shares outstanding	14,841,667	9,841,667
___________________
(1)The funds released from trust were adjusted under the no redemption scenario for the redemptions of $0, under the 25% redemption scenario for the redemptions of $50,829,539, under 50% redemption scenario for the redemptions of $101,659,077, under 75% redemption scenario for the redemptions of $152,488,616, and under maximum redemption scenario for the redemptions of $203,318,154.
The following table illustrates varying ownership levels of Enhanced Group immediately following the Business Combination on a fully diluted basis, including common stock issued pursuant to the Private Placement Investment:

	Assuming No Redemptions(1)		Assuming 50% Redemptions(2)		Assuming Maximum Redemptions(3)
Equity Capitalization Summary	Shares	%	Shares	%	Shares	%
Initial Shareholders(4)	7,116,667	4.6%	7,116,667	4.9%	7,116,667	5.3%
Public Shareholders(5)	22,500,000	14.6%	12,500,000	8.7%	2,500,000	1.9%
Enhanced Shareholders	118,095,171	76.8%	118,095,171	82.1%	118,095,171	88.2%
Private Placement Investment investors	5,905,034	3.9%	5,905,034	4.1%	5,905,034	4.4%
CCM	225,000	0.1%	225,000	0.2%	225,000	0.2%
Total ordinary shares	153,841,872	100%	143,841,872	100%	133,841,872	100%
__________________
Notes:
(1)Assumes that no public shareholders exercise redemption rights with respect to their public shares for a pro rata share of the funds in the Trust Account.
(2)Assumes that holders of 50% of public shares, or 10,000,000 public shares, will exercise their redemption rights for an aggregate payment of $100.7 million (based on the estimated per-share redemption price of $10.07 per share) from the Trust Account.
(3)Assumes that all public shareholders, holding 20,000,000 public shares, will exercise their redemption rights for an aggregate payment of $201.4 million (based on the estimated per-share redemption price of $10.07 per share) from the Trust Account.
(4)Includes (i) 6,666,667 shares converted from the A Paradise Class B ordinary shares on a one-to-one basis, (ii) 400,000 A Paradise Class A ordinary shares underlying the Private Placement Units, and (iii) 50,000 A Paradise Class A ordinary shares issuable upon conversion of the private placement rights underlying the Private Placement Units.
(5)Includes 2,500,000 shares to be issued upon Closing upon conversion of the A Paradise Rights outstanding.
Based on the foregoing, and solely for illustrative purposes, if a non-redeeming shareholder’s shares were to reflect an implied value of $10.00 per share based on the pro forma equity capitalization of Enhanced Group,
Enhanced Group would need to have a total pro forma equity value of at least (i) $1,538,418,720 in the no redemptions scenario, (ii) $1,438,418,720 in the 50% redemptions scenario, and (iii) $1,338,418,720 in the maximum redemptions scenario.
For more information, see “Risk Factors—Risks Related to the Business Combination and A Paradise—A Paradise shareholders will experience immediate dilution as a consequence of, among other transactions, the issuance of Enhanced Group common stock as consideration in the Business Combination. Having a minority share position may reduce the influence that A Paradise’s current shareholders have on the management of Enhanced Group”.

De-SPAC Transactions, Dilution [Line Items]
De-SPAC, Adjusted Net Tangible Book Value Per Share [Table Text Block]

	Assuming No Redemptions	Assuming 50% Redemptions	Assuming Maximum Redemptions
Historical A Paradise book value per share, December 31, 2025	(0.26)	(0.26)	(0.26)
Pro forma Enhanced Group combined book value per share, September 30, 2025	1.60	0.98	0.25
Pro forma earnings (loss) per share for the year ended December 31, 2025, basic and diluted	$(0.20)	$(0.22)	$(0.23)

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]
The following table sets forth the historical comparative share information for A Paradise and Enhanced on a stand-alone basis and the unaudited pro forma combined per share data for the year ended December 31, 2025 after giving effect to, among other transactions, the Business Combination, and using the assumptions below:
•Scenario 1 — Assuming No Redemptions: this scenario assumes no A Paradise shareholders exercise their redemption rights, all A Paradise Class A ordinary shares previously subject to redemption for cash would be transferred to Enhanced Group common stock;
•Scenario 2 — Assuming 50% Redemption: this scenario assumes A Paradise shareholders exercise their redemption rights with respect to 50% of the 20,000,000 redeemable A Paradise Class A ordinary shares, i.e., 10,000,000 redeemable A Paradise Class A ordinary shares, for which approximately $100.7 million is paid out in cash to such redeeming A Paradise shareholders (based on an assumed redemption price of approximately $10.07); and
•Scenario 3 — Assuming Maximum Redemption: this scenario assumes A Paradise shareholders exercise their redemption rights with respect to 100% of the 20,000,000 redeemable A Paradise Class A ordinary shares, for which approximately $201.4 million is paid out in cash to such redeeming A Paradise shareholders (based on an assumed redemption price of approximately $10.07).

De-SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]
The unaudited pro forma condensed combined loss per share information below does not purport to represent the loss per share which would have occurred had A Paradise and Enhanced consummated a business combination during the period presented, nor earnings per share for any future date or period. The unaudited pro forma condensed combined book value per share information below does not purport to represent what the value of A Paradise and Enhanced would have been had A Paradise and Enhanced consummated a business combination during the period presented.
The historical book value per share is computed by dividing total shareholders’ equity by the number of A Paradise Ordinary Shares outstanding at the end of the period. The pro forma combined book value per share of Enhanced Group common stock is computed by dividing total pro forma stockholders’ equity by the pro forma number of shares of Enhanced Group common stock outstanding at the end of the period. The pro forma earnings per share of Enhanced Group is computed by dividing the pro forma income available to Enhanced Group’s stockholders by the pro forma weighted-average number of shares of Enhanced Group common stock outstanding over the period.